Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	95,800	$ 17,933,760

Banks - 1.8%
First Citizens BancShares, Inc., Class A	32,156	25,052,096

Beverages - 1.4%
Molson Coors Beverage Co., Class B	406,684	19,382,559

Biotechnology - 0.5%
United Therapeutics Corp. (A)	32,500	6,560,775

Capital Markets - 1.0%
Cboe Global Markets, Inc.	121,500	14,401,395

Chemicals - 0.9%
Axalta Coating Systems Ltd. (A)	420,200	12,442,122

Consumer Finance - 1.5%
Ally Financial, Inc.	424,939	20,278,089

Containers & Packaging - 3.2%
Berry Global Group, Inc. (A)	126,000	8,494,920
Graphic Packaging Holding Co.	948,300	17,932,353
Sealed Air Corp.	266,100	18,073,512

		44,500,785

Distributors - 1.3%
LKQ Corp.	342,000	18,772,380

Diversified Telecommunication Services - 1.3%
Liberty Global PLC, Class A (A)	680,500	18,455,160

Electric Utilities - 4.1%
Evergy, Inc.	429,600	27,906,816
OGE Energy Corp.	777,700	29,490,384

		57,397,200

Electronic Equipment, Instruments & Components - 3.4%
Flex Ltd. (A)	1,029,465	16,656,744
Vontier Corp.	1,112,800	31,280,808

		47,937,552

Energy Equipment & Services - 0.5%
Baker Hughes Co.	253,800	6,964,272

Equity Real Estate Investment Trusts - 2.8%
Gaming & Leisure Properties, Inc.	315,475	14,253,160
JBG SMITH Properties	905,900	24,821,660

		39,074,820

Food Products - 4.1%
Kraft Heinz Co.	617,000	22,088,600
Post Holdings, Inc. (A)	336,200	35,576,684

		57,665,284

Gas Utilities - 1.7%
UGI Corp.	534,900	24,257,715

Health Care Equipment & Supplies - 1.0%
Koninklijke Philips NV (B)	427,600	14,230,528

Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	209,456	28,527,907

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Centene Corp. (A)	316,600	$ 24,618,816
Laboratory Corp. of America Holdings (A)	91,038	24,704,072

		77,850,795

Household Durables - 1.1%
NVR, Inc. (A)	2,800	14,916,216

Independent Power & Renewable Electricity Producers - 2.0%
Vistra Corp.	1,251,900	27,303,939

Insurance - 13.7%
Alleghany Corp. (A)	53,709	35,662,776
Allstate Corp.	190,149	22,945,280
American International Group, Inc.	187,200	10,810,800
Arch Capital Group Ltd. (A)	574,400	26,606,208
Fidelity National Financial, Inc.	503,922	25,372,473
Loews Corp.	465,917	27,796,608
Markel Corp. (A)	24,988	30,803,707
Old Republic International Corp.	444,900	11,402,787

		191,400,639

Interactive Media & Services - 1.5%
IAC / InterActiveCorp (A)	154,400	21,081,776

Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	111,900	6,721,833

IT Services - 3.1%
Euronet Worldwide, Inc. (A)	126,494	16,936,282
FleetCor Technologies, Inc. (A)	110,300	26,280,078

		43,216,360

Media - 9.0%
Altice USA, Inc., Class A (A)	1,551,600	22,374,072
Discovery, Inc., Class C (A)	464,500	12,704,075
DISH Network Corp., Class A (A)	561,943	17,645,010
Fox Corp., Class A	453,700	18,424,757
Liberty Broadband Corp., Class C (A)	196,556	29,170,876
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	533,100	24,805,143

		125,123,933

Metals & Mining - 1.5%
Kinross Gold Corp.	1,666,700	9,000,180
U.S. Steel Corp.	552,000	11,437,440

		20,437,620

Mortgage Real Estate Investment Trusts - 1.6%
Annaly Capital Management, Inc.	2,771,045	21,891,256

Multi-Utilities - 4.0%
CenterPoint Energy, Inc.	913,902	25,918,261
NiSource, Inc.	1,043,700	30,455,166

		56,373,427

Multiline Retail - 1.5%
Dollar Tree, Inc. (A)	155,600	20,417,832

Oil, Gas & Consumable Fuels - 5.9%
Chesapeake Energy Corp. (B)	165,300	11,268,501
Devon Energy Corp.	189,200	9,567,844
EQT Corp. (A)	434,600	9,235,250
HollyFrontier Corp.	479,700	16,866,252
Kinder Morgan, Inc.	422,300	7,331,128
Williams Cos., Inc.	908,800	27,209,472

		81,478,447

Transamerica Funds	Page 1

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 0.7%
West Fraser Timber Co. Ltd.	106,300	$ 9,826,372

Pharmaceuticals - 4.1%
Organon & Co.	765,500	24,427,105
Perrigo Co. PLC	366,100	13,937,427
Viatris, Inc.	1,205,800	18,050,826

		56,415,358

Semiconductors & Semiconductor Equipment - 0.3%
Teradyne, Inc.	30,200	3,546,386

Software - 3.4%
CDK Global, Inc.	548,300	23,560,451
NCR Corp. (A)	168,200	6,401,692
SS&C Technologies Holdings, Inc.	217,800	17,395,686

		47,357,829

Specialty Retail - 1.7%
O’Reilly Automotive, Inc. (A)	20,700	13,491,225
Ross Stores, Inc.	106,000	10,361,500

		23,852,725

Technology Hardware, Storage & Peripherals - 1.0%
Western Digital Corp. (A)	273,200	14,135,368

Trading Companies & Distributors - 0.5%
AerCap Holdings NV (A)	108,200	6,816,600

Total Common Stocks (Cost $1,065,120,774)		1,315,471,203

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (C)	9,141,104	$ 9,141,104

Total Other Investment Company (Cost $9,141,104)		9,141,104

	Principal	Value
REPURCHASE AGREEMENT - 5.4%
Fixed Income Clearing Corp., 0.00% (C), dated 01/31/2022, to be repurchased at $75,724,083 on 02/01/2022. Collateralized by U.S. Government Obligations, 1.25% - 3.63%, due 03/31/2028 - 04/15/2028, and with a total value of $77,238,570.	$ 75,724,083	75,724,083

Total Repurchase Agreement (Cost $75,724,083)		75,724,083

Total Investments (Cost $1,149,985,961)		1,400,336,390
Net Other Assets (Liabilities) - (0.6)%		(8,337,587)

Net Assets - 100.0%		$ 1,391,998,803

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,315,471,203	$—	$—	$1,315,471,203
Other Investment Company	9,141,104	—	—	9,141,104
Repurchase Agreement	—	75,724,083	—	75,724,083

Total Investments	$1,324,612,307	$75,724,083	$—	$1,400,336,390

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $24,230,994, collateralized by cash collateral of $9,141,104 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $15,631,503. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Mid Cap Value Opportunities (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3